Schedule II - Condensed Financial Information of Parent - Financing Agreements (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Jul. 13, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Short-term debt	$ 138.6		$ 1,064.6			$ 1,054.6
Total	3,404.3		4,043.7			1,843.1
Less: Current portion of long-term debt	138.6		872.6			500.0
Total	3,265.7		3,171.1			1,343.1
2013			0	[1]
2014			975.0
2015			0
2016			500.0
2017			0
Thereafter			1,703.1
Total			3,178.1
Term Loan | 2.20% Syndicated Bank term Loan, Due 2014
Debt Instrument [Line Items]
Annual interest rate on loan	2.20%		2.21%
Total	0	[2]	1,350.0	[3]		0	[3]
Senior Notes | 5.5% Senior Notes, due 2022
Debt Instrument [Line Items]
Annual interest rate on loan	5.50%		5.50%		5.50%
Total	849.6		849.6			0
Commercial paper
Debt Instrument [Line Items]
Short-term debt	0		192.0			554.6
Weighted Average Rate	0.00%		1.22%			1.19%
Current portion of long-term debt
Debt Instrument [Line Items]
Short-term debt	138.6		872.6	[3],[4]		500.0	[3],[4]
Weighted Average Rate	6.75%		2.42%	[3],[4]		0.49%	[3],[4]
Parent Issuer
Debt Instrument [Line Items]
Short-term debt	306.2		886.1			2,911.0
Total			2,199.6			0
Less: Current portion of long-term debt			375.0			0
Total	2,597.9		1,824.6			0
2013			0	[1]
2014			975.0
2015			0
2016			0
2017			0
Thereafter			850.0
Total			1,825.0
Parent Issuer | Term Loan | 2.20% Syndicated Bank term Loan, Due 2014
Debt Instrument [Line Items]
Annual interest rate on loan			2.21%
Total			1,350.0			0
Parent Issuer | Senior Notes | 5.5% Senior Notes, due 2022
Debt Instrument [Line Items]
Annual interest rate on loan			5.50%
Total			849.6			0
Parent Issuer | Commercial paper
Debt Instrument [Line Items]
Short-term debt			192.0			554.6
Weighted Average Rate			1.22%			1.19%
Parent Issuer | Subsidiaries [Member]
Debt Instrument [Line Items]
Short-term debt			319.1			2,356.4
Weighted Average Rate			0.19%			0.30%
Parent Issuer | Current portion of long-term debt
Debt Instrument [Line Items]
Short-term debt			$ 375.0			$ 0
Weighted Average Rate			2.21%			0.00%

[1]	Excludes current portion of long-term debt.
[2]	On May 21, 2013, the outstanding loan was paid in full.
[3]	See the "Credit Facilities" section of this note for information on the Term Loan Agreement of the Senior Credit Facility.
[4]	See the "Affiliated Financing Agreements" in the Related Party Transactions note to these Consolidated Financial Statements.